John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

April 28, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 20549

RE: The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of WP Trust (the “Trust”) (File Nos. 333-206306 and 811-23086)

Ladies and Gentlemen:

On behalf of the WP Trust (the “Trust”), electronically transmitted pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 8 to the Trust’s registration statement on Form N-1A (“Registration Statement”) and Amendment No. 11 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”)(collectively, the “Amendment”). The Amendment is being made to add new disclosure relating to changing the IPS Strategic Capital Absolute Return Fund (the “Fund”) – specifically, the Fund’s principal investment strategies are being revised to allow the Fund to engage occasional futures transactions and to make direct investments in exchange traded funds. These changes are reflected in the Fund’s prospectus in the principal investment strategies in the Summary Section of the Fund’s prospectus, as well as in the Item 9 (of Form N-1A) disclosure in the prospectus.

Otherwise, the disclosures contained in the Amendment are in all material respects the same as those contained in Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 7 under the 1940 Act to the Registration Statement as filed on April 15, 2016. The Trust therefore is requesting selective review of this Amendment in accordance with the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”).

We note that another post-effective amendment to the Trust’s registration statement will be filed, the effectiveness of which will coincide with the anticipated effectiveness of the Amendment, and in the subsequent post-effective amendment, the Trust will update certain financial information and make other minor modifications that are typically made in an annual amendment filing done pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.